Cover	3 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--03-31
Entity File Number	0-30314
Entity Registrant Name	Portage Biotech Inc.
Entity Central Index Key	0001095435
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, Address Line Three	Road Town
Entity Address, City or Town	Tortola
Entity Address, Postal Zip Code	VG1110